Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 525,215	$ 666,024	$ 171,541	$ 123,147
Restricted cash	16,176	0
Receivables, net of allowance	221,223	203,036
Prepaid expenses and other current assets	56,862	55,908
Total current assets	819,476	924,968
Satellites and other property and equipment, net	5,923,619	6,185,842
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	349,584	391,838
Other assets	443,830	365,834
Total assets	12,610,036	12,942,009
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	157,731	282,898
Accrued interest payable	263,207	204,840
Current portion of long-term debt	96,572	0
Deferred satellite performance incentives	25,780	23,455
Other current liabilities	197,036	222,470
Total current liabilities	740,326	733,663
Long-term debt, net of current portion	14,112,086	14,198,084
Deferred satellite performance incentives, net of current portion	215,352	210,706
Deferred revenue, net of current portion	794,707	906,744
Deferred income taxes	48,434	168,445
Accrued retirement benefits	191,079	186,284
Other long-term liabilities	296,616	148,081
Shareholders' equity (deficit):
Common shares	1,196	1,180
Other shareholders' equity (deficit)	(3,789,760)	(3,611,178)
Total liabilities and shareholders' deficit	12,610,036	12,942,009
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	74,173	80,510	43,881	52,217
Restricted cash	422
Receivables, net of allowance	58,686	51,689
Prepaid expenses and other current assets	10,404	6,703
Intercompany receivables		302,118
Total current assets	143,685	441,020
Satellites and other property and equipment, net	86,429	89,383
Other assets	101,188	62,123
Total assets	331,302	592,526
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	21,644	27,351
Other current liabilities	3,815	3,081
Intercompany payables	94,559
Total current liabilities	120,018	30,432
Deferred revenue, net of current portion	165	223
Deferred income taxes	10,544	12,444
Accrued retirement benefits	222	198
Other long-term liabilities	6,088	7,093
Shareholders' equity (deficit):
Common shares	24	24
Other shareholders' equity (deficit)	194,241	542,112
Total liabilities and shareholders' deficit	331,302	592,526
Intelsat S.A. and Other Parent Guarantors [Member] | Parent [Member]
ASSETS
Cash and cash equivalents	1,010	552	16,941	6,229
Receivables, net of allowance	4	2
Prepaid expenses and other current assets	1,102	882
Total current assets	2,116	1,436
Investment in affiliates	(3,252,586)	(3,086,095)
Other assets	90	169
Total assets	(3,250,380)	(3,084,490)
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	25,276	23,153
Intercompany payables	512,908	502,355
Total current liabilities	538,184	525,508
Shareholders' equity (deficit):
Common shares	1,196	1,180
Other shareholders' equity (deficit)	(3,789,760)	(3,611,178)
Total liabilities and shareholders' deficit	(3,250,380)	(3,084,490)
Intelsat Luxembourg [Member] | Subsidiaries [Member]
ASSETS
Cash and cash equivalents	48,174	59,752	760	1,068
Receivables, net of allowance	59
Prepaid expenses and other current assets		3
Intercompany receivables	132,612
Total current assets	180,845	59,755
Investment in affiliates	(501,466)	(23,113)
Other assets	348
Total assets	(320,273)	36,642
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	413
Accrued interest payable	13,163	13,158
Current portion of long-term debt	96,572
Intercompany payables		366,589
Total current liabilities	110,148	379,747
Long-term debt, net of current portion	3,172,298	3,467,902
Other long-term liabilities	784
Shareholders' equity (deficit):
Common shares	7,202	7,202
Other shareholders' equity (deficit)	(3,610,705)	(3,818,209)
Total liabilities and shareholders' deficit	(320,273)	36,642
Intelsat Connect Finance S.A [Member] | Subsidiaries [Member]
ASSETS
Cash and cash equivalents	67,822	29,985
Intercompany receivables	13,571	8,867
Total current assets	81,393	38,852
Investment in affiliates	(970,929)	(651,909)
Other assets	859,513	681,910
Total assets	(30,023)	68,853
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	1,878	10,830
Accrued interest payable	4,066	2,287
Total current liabilities	5,944	13,117
Long-term debt, net of current portion	464,784	434,627
Other long-term liabilities	716	1,554
Shareholders' equity (deficit):
Other shareholders' equity (deficit)	(501,467)	(380,445)
Total liabilities and shareholders' deficit	(30,023)	68,853
Intelsat Jackson [Member] | Subsidiaries [Member]
ASSETS
Cash and cash equivalents	334,036	495,225	109,959	63,633
Restricted cash	15,754
Receivables, net of allowance	162,474	151,345
Prepaid expenses and other current assets	47,956	48,320
Intercompany receivables	461,284	557,959
Total current assets	1,021,504	1,252,849
Satellites and other property and equipment, net	5,837,190	6,096,459
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	349,584	391,838
Investment in affiliates	194,264	184,804
Other assets	342,205	303,623
Total assets	12,818,274	13,303,100
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	111,121	221,564
Accrued interest payable	245,978	189,395
Deferred satellite performance incentives	25,780	23,455
Other current liabilities	193,221	219,389
Total current liabilities	576,100	653,803
Long-term debt, net of current portion	11,684,650	11,702,378
Deferred satellite performance incentives, net of current portion	215,352	210,706
Deferred revenue, net of current portion	794,542	906,521
Deferred income taxes	37,890	156,081
Accrued retirement benefits	190,857	186,086
Other long-term liabilities	289,812	139,434
Shareholders' equity (deficit):
Common shares	200	200
Other shareholders' equity (deficit)	(971,129)	(652,109)
Total liabilities and shareholders' deficit	12,818,274	13,303,100
Intelsat Jackson Subsidiaries Guarantors [Member] | Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	256,619	414,339	89,641	63,144
Restricted cash	1,908
Receivables, net of allowance	162,072	151,322
Prepaid expenses and other current assets	47,891	48,263
Total current assets	468,490	613,924
Satellites and other property and equipment, net	5,837,190	6,096,459
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	349,584	391,838
Investment in affiliates	194,264	184,804
Other assets	319,869	303,623
Total assets	12,242,924	12,664,175
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	110,446	218,897
Accrued interest payable	5,956	3,146
Deferred satellite performance incentives	25,780	23,455
Other current liabilities	193,221	219,389
Intercompany payables	1,290,806	2,183,616
Total current liabilities	1,626,209	2,648,503
Deferred satellite performance incentives, net of current portion	215,352	210,706
Deferred revenue, net of current portion	794,542	906,521
Deferred income taxes	37,890	156,081
Accrued retirement benefits	190,857	186,086
Other long-term liabilities	289,812	139,434
Shareholders' equity (deficit):
Common shares	7,346,327	5,558,066
Other shareholders' equity (deficit)	1,741,935	2,858,778
Total liabilities and shareholders' deficit	12,242,924	12,664,175
Consolidation and Eliminations [Member]
ASSETS
Cash and cash equivalents	(256,619)	(414,339)	$ (89,641)	$ (63,144)
Restricted cash	(1,908)
Receivables, net of allowance	(162,072)	(151,322)
Prepaid expenses and other current assets	(50,491)	(48,263)
Intercompany receivables	(607,467)	(868,944)
Total current assets	(1,078,557)	(1,482,868)
Satellites and other property and equipment, net	(5,837,190)	(6,096,459)
Goodwill	(2,620,627)	(2,620,627)
Non-amortizable intangible assets	(2,452,900)	(2,452,900)
Amortizable intangible assets, net	(349,584)	(391,838)
Investment in affiliates	4,336,453	3,391,509
Other assets	(1,179,383)	(985,614)
Total assets	(9,181,788)	(10,638,797)
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued liabilities	(113,047)	(218,897)
Accrued interest payable	(5,956)	(3,146)
Deferred satellite performance incentives	(25,780)	(23,455)
Other current liabilities	(193,221)	(219,389)
Intercompany payables	(1,898,273)	(3,052,560)
Total current liabilities	(2,236,277)	(3,517,447)
Long-term debt, net of current portion	(1,209,646)	(1,406,823)
Deferred satellite performance incentives, net of current portion	(215,352)	(210,706)
Deferred revenue, net of current portion	(794,542)	(906,521)
Deferred income taxes	(37,890)	(156,161)
Accrued retirement benefits	(190,857)	(186,086)
Other long-term liabilities	(290,596)	(139,434)
Shareholders' equity (deficit):
Common shares	(7,353,753)	(5,565,492)
Other shareholders' equity (deficit)	3,147,125	1,449,873
Total liabilities and shareholders' deficit	$ (9,181,788)	$ (10,638,797)